Land use right net (Tables)	6 Months Ended
Mar. 31, 2025
Land use right net
Schedule of right to use land
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Land use right	$6,376,185	$6,598,974
Less: accumulated amortization	(479,602)	(393,665)
Land use right, net	$5,896,583	$6,205,309

Schedule of future amortization expenses
Amortization
expense
Remainder of fiscal 2025	$198,456
Fiscal 2026	198,456
Fiscal 2027	198,456
Fiscal 2028	198,456
Fiscal 2029	198,456
Thereafter	4,904,303
Total	$5,896,583